Victory Fund for Income Average Annual Total Returns	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Class A Class C Class I Class R Class R6 Class Y [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)		1.35%
Class A Class C Class I Class R Class R6 Class Y [Member] | Bloomberg 1-5 Year U.S. Government Bond Index reflects no deduction for fees, expenses or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.32%	1.01%		1.34%
Class A Class C Class I Class R Class R6 Class Y [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.69%	0.21%		0.85%
Class A Class C Class I Class R Class R6 Class Y [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	2.32%	(0.15%)		0.44% [1]
Class A Class C Class I Class R Class R6 Class Y [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent	4.48%	0.91%		1.36%
Class A Class C Class I Class R Class R6 Class Y [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent	4.05%	0.65%		1.07%
Class A Class C Class I Class R Class R6 Class Y [Member] | Class R | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.83%	(1.39%)		(1.04%)
Class A Class C Class I Class R Class R6 Class Y [Member] | Class R | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.37%	(0.36%)		(0.09%)
Class A Class C Class I Class R Class R6 Class Y [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	4.49%	0.93%	1.23%
Class A Class C Class I Class R Class R6 Class Y [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	4.41%	0.86%		1.28%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class R6 shares is March 4, 2015.